CONTROLLED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF ASSETS AND LIABILITIES

Controlled entity	Country of Incorporation	Percentage Owned December 31, 2022	Percentage Owned December 31, 2021
Security Matters Ltd.	Israel	100%	100%
Security Matters Canada Ltd.	Canada	100%	100%
Security Matters France Ltd.	France	100%	100%
SMX Beverages Pty Ltd.	Australia	100%	50%